OTHER LIABILITIES (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
OTHER LIABILITY [Abstract]
Deferred consideration payable	[1]	$ 0	$ 3,750
Total other liabilities		$ 0	$ 3,750

[1]	As part of the Group's original acquisition of the Buck Creek coal leases in 2012, a final vendor payment of US$3.75 million was payable by the Group by the earlier of December 31, 2017 or the date on which the Group closes on a debt financing that provides sufficient funds for the development, construction and operation of the Poplar Grove Mine. Refer to Note 7 for further information.